Loan Payable	6 Months Ended
Mar. 31, 2025
Loan Payable [Abstract]
Loan payable

8. Loan payable

Loan payable of US$409,956 represented a loan advanced from a third-party. The loan bears an annual interest of 2%. The loan subsequently matured on November 15, 2024 and it has been extended to November 15, 2026.